Fair Value Fair Value by Balance Sheet Grouping (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013		Sep. 30, 2012
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	$ 2,869.1		$ 3,496.6
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	2,844.8		3,412.5
Notes Payable, Other Payables [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	10.1	[1],[2]	15.4	[1],[2]
Notes Payable, Other Payables [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	9.8		14.6
March 2013 Notes [Member] | Unsecured Debt [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	0	[3]	81.7	[3]
March 2013 Notes [Member] | Unsecured Debt [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	0		80.6
March 2019 Notes [Member] | Unsecured Debt [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	371.9	[3]	376.6	[3]
March 2019 Notes [Member] | Unsecured Debt [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	349.7		349.7
March 2020 Notes [Member] | Unsecured Debt [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	343.0	[3]	356.3	[3]
March 2020 Notes [Member] | Unsecured Debt [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	347.5		347.1
March 2022 Notes [Member] | Unsecured Debt [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	413.7	[3]	434.0	[3]
March 2022 Notes [Member] | Unsecured Debt [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	399.4		399.3
March 2023 Notes [Member] | Unsecured Debt [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	338.6	[3]	357.7	[3]
March 2023 Notes [Member] | Unsecured Debt [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	346.6		346.3
Term loan facilities [Member] | Unsecured Debt [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	947.5	[1]	1,222.6	[1]
Term loan facilities [Member] | Unsecured Debt [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	947.5		1,222.6
Revolving credit and swing facilities [Member] | Line of Credit [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	184.3	[1]	242.3	[1]
Revolving credit and swing facilities [Member] | Line of Credit [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	184.3		242.3
Receivables-backed financing facility [Member] | Secured Debt [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	260.0	[1]	410.0	[1]
Receivables-backed financing facility [Member] | Secured Debt [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	$ 260.0		$ 410.0

[1]	Fair value approximates the carrying amount as the variable interest rates reprice frequently at observable current market rates. As such, fair value is categorized as level 2 within the fair value hierarchy.
[2]	Fair value for certain debt is estimated based on the discounted value of future cash flows using observable current market interest rates offered for debt of similar credit risk and maturity. As such, fair value is categorized as level 2 within the fair value hierarchy.
[3]	Fair value is categorized as level 2 within the fair value hierarchy since the notes trade infrequently. Fair value is based on quoted market prices.